Label	Element	Value
Agency Shares Prospectus | Dreyfus Institutional Reserves Funds | Dreyfus Institutional Preferred Government Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Fund Summary
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The fund seeks as high a level of current income as is consistent with the preservation of capital and the maintenance of liquidity.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Aug. 01, 2017
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

The Example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same. The one-year example and the first year of the three-, five- and ten-years examples are based on net operating expenses, which reflect the expense limitation by The Dreyfus Corporation. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategy
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund pursues its investment objective by investing only in government securities (i.e., securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, including those with floating or variable rates of interest), repurchase agreements collateralized solely by government securities and/or cash, and cash. The fund is a money market fund subject to the maturity, quality, liquidity and diversification requirements of Rule 2a-7 under the Investment Company Act of 1940, as amended, and seeks to maintain a stable share price of $1.00.

The fund is a "government money market fund," as that term is defined in Rule 2a-7, and as such is required to invest at least 99.5% of its total assets in securities issued or guaranteed as to principal and interest by the U.S. government or its agencies or instrumentalities, repurchase agreements collateralized solely by cash and/or government securities, and cash. The fund normally invests at least 80% of its net assets, plus any borrowings for investment purposes, in government securities and repurchase agreements collateralized solely by government securities (i.e., under normal circumstances, the fund will not invest more than 20% of its net assets in cash and/or repurchase agreements collateralized by cash). The securities in which the fund invests include those backed by the full faith and credit of the U.S. government, which include U.S. Treasury securities as well as securities issued by certain agencies of the U.S. government, and those that are neither insured nor guaranteed by the U.S. government.

Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. You could lose money by investing in the fund. Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. The fund's yield will fluctuate as the short-term securities in its portfolio mature or are sold and the proceeds are reinvested in securities with different interest rates. The fund currently is not permitted to impose a fee upon the sale of shares (a "liquidity fee") or temporarily suspend redemptions (a redemption "gate") under distressed conditions as some other types of money market funds are, and the fund's board has no intention to impose a liquidity fee or redemption gate. Neither The Dreyfus Corporation nor its affiliates have a legal obligation to provide financial support to the fund, and you should not expect that The Dreyfus Corporation or its affiliates will provide financial support to the fund at any time. The following are the principal risks that could reduce the fund's income level and/or share price:

• Interest rate risk. This risk refers to the decline in the prices of fixed-income securities that may accompany a rise in the overall level of interest rates. A sharp and unexpected rise in interest rates could impair the fund's ability to maintain a stable net asset value. A low interest rate environment may prevent the fund from providing a positive yield or paying fund expenses out of fund assets and could impair the fund's ability to maintain a stable net asset value.

• Liquidity risk. When there is little or no active trading market for specific types of securities, it can become more difficult to sell the securities in a timely manner at or near their perceived value. In such a market, the value of such securities may fall dramatically, potentially impairing the fund's ability to maintain a stable net asset value, even during periods of declining interest rates.

• Government securities risk. Not all obligations of the U.S. government, its agencies and instrumentalities are backed by the full faith and credit of the U.S. Treasury. Some obligations are backed only by the credit of the issuing agency or instrumentality, and in some cases there may be some risk of default by the issuer. Any guarantee by the U.S. government or its agencies or instrumentalities of a security held by the fund does not apply to the market value of such security or to shares of the fund itself. A security backed by the U.S. Treasury or the full faith and credit of the United States is guaranteed only as to the timely payment of interest and principal when held to maturity.

• Repurchase agreement counterparty risk. The fund is subject to the risk that a counterparty in a repurchase agreement could fail to honor the terms of the agreement.

Risk Money Market Fund [Text]	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the fund is not a bank deposit. It is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The following bar chart and table provide some indication of the risks of investing in the fund. The bar chart shows changes in the performance of the fund's Agency shares from year to year. The table shows the average annual total returns of the fund's Agency shares over time. The fund's past performance is not necessarily an indication of how the fund will perform in the future. More recent performance information may be available at www.dreyfus.com. The performance figures for the fund's Agency shares prior to September 13, 2008 represent the performance of a predecessor fund's Agency shares.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide some indication of the risks of investing in the fund.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.dreyfus.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The fund's past performance is not necessarily an indication of how the fund will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Year-by-Year Total Returns as of 12/31 each year (%)
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock	Best Quarter Q3, 2007: 1.30% Worst Quarter Q3, 2015: 0.00% The year-to-date total return for the fund's Agency shares as of September 30, 2016 is 0.10%
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep. 30, 2016
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.10%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Sep. 30, 2007
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.30%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Sep. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	none
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

Institutions may call toll-free 1-800-346-3621 for the current yield of the fund's Agency shares. Individuals or entities for whom institutions may purchase or redeem shares should call the institution directly.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns as of 12/31/15
Money Market Seven Day Yield Phone	rr_MoneyMarketSevenDayYieldPhone	1-800-346-3621
Agency Shares Prospectus | Dreyfus Institutional Reserves Funds | Dreyfus Institutional Preferred Government Money Market Fund | Agency Shares
Risk/Return:	rr_RiskReturnAbstract
Management fees	rr_ManagementFeesOverAssets	0.14%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.15%
Other expenses	rr_OtherExpensesOverAssets	none
Total annual fund operating expenses	rr_ExpensesOverAssets	0.29%
Fee waiver and/or expense reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(0.04%)	[1]
Total annual fund operating expenses (after fee waiver and/or expense reimbursement)	rr_NetExpensesOverAssets	0.25%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 26
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	89
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	159
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	$ 364
Annual Return 2007	rr_AnnualReturn2007	5.15%
Annual Return 2008	rr_AnnualReturn2008	2.70%
Annual Return 2009	rr_AnnualReturn2009	0.42%
Annual Return 2010	rr_AnnualReturn2010	0.06%
Annual Return 2011	rr_AnnualReturn2011	0.01%
Annual Return 2012	rr_AnnualReturn2012	none
Annual Return 2013	rr_AnnualReturn2013	none
Annual Return 2014	rr_AnnualReturn2014	none
Annual Return 2015	rr_AnnualReturn2015	none
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, 5 Years	rr_AverageAnnualReturnYear05	none
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.12%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jul. 12, 2006

[1]	The fund's investment adviser, The Dreyfus Corporation, has agreed in its management agreement with the fund to: (1) pay all of the fund's expenses, except management fees, fees pursuant to any administration agreement or distribution or service plan adopted by the fund and certain other expenses, including the fees and expenses of the independent board members and counsel (Other Fund Expenses), and (2) reduce its fees pursuant to the management agreement in an amount equal to the fund's allocable portion of the fees and expenses of the independent board members and counsel (in the amount of less than 0.01% for the past fiscal year). These provisions in the management agreement may not be amended without the approval of the fund's shareholders. The Dreyfus Corporation also has contractually agreed, until August 1, 2017 to waive receipt of its fees and/or assume the expenses of the fund so that annual fund operating expenses (other than Other Fund Expenses) do not exceed 0.09%. On or after August 1, 2017, The Dreyfus Corporation may terminate this expense limitation at any time.